DERIVATIVE FINANCIAL INSTRUMENTS - Operation Related to Derivatives (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments
Amounts receivable for spot and forward transactions pending settlement	$ 295,555	$ 432,164
Net amount	295,555	432,164
Spot and Forward Transactions Pending Settlement
Derivative Financial Instruments
Amounts receivable for spot and forward transactions pending settlement	203,748	417,814
Amounts payable for spot and forward transactions pending settlement	58,758	$ 14,350
Put option taken
Derivative Financial Instruments
Amounts receivable for spot and forward transactions pending settlement	$ 33,049